Note 19 - Financial Instruments (Details) - Estimated Fair Value of Outstanding Warrants - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2015	Dec. 24, 2015	Jun. 16, 2014	Jun. 11, 2014	Jun. 06, 2014
Estimated Fair Value of Outstanding Warrants [Abstract]
5,330,000
		4,743,700			330,000	5,000,000
5 years
(in Dollars per share)	$ 2.80		$ 2.80	$ 25.00		$ 25.00
(in Dollars)		$ 3,216